SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-	SUBSEQUENT EVENTS

In March 2013, Spacenet closed a financing agreement with a U.S financing company, under which it received a partially non-recourse loan of $14.7 million. The loan is secured principally by monthly stream of payments from one of Spacenet's customers.